S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 04, 2025
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor	5,630,000 Class B ordinary shares(1)	$24,478
	5,333,333 private placement warrants to be purchased simultaneously with the closing of this offering	$4,800,000
	Repayment of loans made to us to cover offering related and organizational expenses	Up to $250,000
Sponsor or an affiliate thereof	$20,000 per month Working capital loans to finance transaction costs in connection with an initial business combination

Office space and administrative services provided to us

Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at the price of $0.90 per warrant

Sponsor and our officers or directors, or affiliates thereof	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Expenses incurred in connection with identifying, investigating and completing an initial business combination
(1)	The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment as provided herein.

SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]
●	Our directors and officers may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

The post-offering ownership percentage column below assumes that (i) the underwriters do not exercise their over-allotment option and the forfeiture of 750,000 founder shares, and (ii) there are 20,000,000 ordinary shares issued and outstanding after this offering.

	Before Offering		After Offering
		Approximate			Approximate
	Number of	Percentage of	Number of		Percentage of
	Shares	Outstanding	Shares		Outstanding
	Beneficially	Ordinary	Beneficially		Ordinary
Name and Address of Beneficial Owner(1)	Owned(2)	Shares	Owned		Shares
Spring Valley Acquisition III Sponsor, LLC(3)	5,630,000	97.9%	4,880,000		24.4%
Christopher Sorrells(3)	5,630,000	97.9%	4,880,000		24.4%
Jeff Schramm(4)	—	—	—		—
David Buzby	40,000	*	40,000		*
Debora Frodl	40,000	*	40,000		*
Richard Thompson	40,000	*	40,000		*
All directors and officers as a group (5 individuals)	5,750,000	100%	5,000,000	(5)	25.0%

*Less than one percent.

(1)	Unless otherwise noted, the business address of each of the following entities or individuals is c/o Spring Valley Acquisition Corp. III, 2100 McKinney Ave., Suite 1675, Dallas, Texas 75201.
(2)	Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will convert into Class A ordinary shares on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	Christopher Sorrells, our Chairman and Chief Executive Officer, is the managing member of our Sponsor, therefore, he may be deemed to have beneficial ownership of the securities held directly by our Sponsor. Mr. Sorrells also has an economic interest in our Sponsor. Mr. Sorrells disclaims any beneficial ownership of the securities held by our sponsor other than to the extent of his pecuniary interest therein.
(4)	Mr. Schramm has an economic interest in our sponsor. Mr. Schramm disclaims any beneficial ownership of the securities held by our sponsor other than to the extent of his pecuniary interest therein.
(5)	Represents 5,000,000 founder shares directly held by our initial shareholders, excluding up to 750,000 founder shares that will be forfeited depending on the extent to which the underwriters’ over-allotment option is exercised.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest (which interest shall be net of permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to the limitations described herein. At the completion of our initial business combination, we will be required to purchase any ordinary shares properly delivered for redemption and not withdrawn. The amount in the trust account is initially anticipated to be $10.00 per public share. The per-share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. The redemption rights will include the requirement that a beneficial holder must identify itself in order to validly redeem its public shares. There will be no redemption rights upon the completion of our initial business combination with respect to our public warrants. Our initial shareholders, directors and officers have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares and public shares held by them in connection with the completion of our initial business combination.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Earlier of: (A) one year after the completion of our initial business combination; and (B) subsequent to our initial business combination (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property (except with respect to permitted transferees as described herein under “Principal Shareholders — Transfers of Founder Shares and Private Placement Warrants”).

Sponsor Richard Thompson David Buzby Debora Frodl

Transfers permitted (a) (i) our Sponsor’s members, (ii) the directors or officers of the Company, our Sponsor, our Sponsor’s members, (iii) any affiliates or family members of the directors or officers of the Company, our Sponsor, our Sponsor’s members, (iv) any members or partners of our Sponsor, our Sponsor’s members, or their respective affiliates, or any affiliates of our Sponsor, our Sponsor’s members, or any employees of such affiliates, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our completion of our initial business combination; (i) by virtue of the laws of the Cayman Islands, by virtue of our Sponsor’s memorandum and articles of association or other constitutional, organizational or formational documents, as amended, upon dissolution of our Sponsor, or by virtue of the constitutional, organization or formational documents of a subsidiary of our Sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination

Private Placement Warrants (and Underlying Class A Ordinary Shares)	30 days after the completion of our initial business combination	Sponsor	Same as above

SPAC Sponsor, Conflicts of Interest [Table Text Block]

Accordingly, as a result of multiple business affiliations, our directors and officers have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our directors and officers and certain of our affiliates currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Individual	Entity	Entity’s Business	Affiliation
Christopher Sorrells	Spring Valley II	SPAC	Chairman and CEO
Robert Kaplan	Spring Valley II	SPAC	Chief Financial Officer
David Buzby	Spring Valley II	SPAC	Director
	Stem, Inc.	Energy storage/grid services	Chairman

	Wondrwall Holdco Ltd.	Software	Chairman
Deborah Frodl	ITC Holdings Corp.	Energy	Director
	Greenbelt Capital Partners	Private equity investments	Operating Partner

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Christopher Sorrells	Spring Valley II	SPAC	Chairman and CEO
Robert Kaplan	Spring Valley II	SPAC	Chief Financial Officer
David Buzby	Spring Valley II	SPAC	Director
	Stem, Inc.	Energy storage/grid services	Chairman

	Wondrwall Holdco Ltd.	Software	Chairman
Deborah Frodl	ITC Holdings Corp.	Energy	Director
	Greenbelt Capital Partners	Private equity investments	Operating Partner